Shareholder Report, Line Graph (Details) - USD ($)			3 Months Ended	12 Months Ended
	Apr. 10, 2017	Jul. 01, 2015	Jun. 30, 2017	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
C000016473 [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 23,210	$ 21,411	$ 18,667	$ 17,872	$ 19,823	$ 14,219	$ 13,980	$ 13,387	$ 11,711	$ 10,100
C000016475 [Member]
Account Value [Line Items]
Accumulated Value		10,000		23,677	21,801	18,971	18,123	20,063	14,362	14,094	13,467	11,756	10,121
C000016474 [Member]
Account Value [Line Items]
Accumulated Value		9,425		21,333	19,725	17,244	16,549	18,402	13,235	13,045	12,521	10,981	9,495
C000016476 [Member]
Account Value [Line Items]
Accumulated Value		10,000		21,003	19,569	17,234	16,662	18,671	13,524	13,433	12,991	11,478	10,001
C000016477 [Member]
Account Value [Line Items]
Accumulated Value		10,000		22,075	20,466	17,936	17,257	19,239	13,868	13,706	13,186	11,594	10,052
C000189761 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,168	20,478	18,852	16,405	15,677	17,350	12,422	12,190	11,645
C000016462 [Member]
Account Value [Line Items]
Accumulated Value		10,000		36,560	31,768	23,753	19,353	24,033	18,310	14,992	14,062	11,837	9,792
C000016464 [Member]
Account Value [Line Items]
Accumulated Value		10,000		37,280	32,327	24,119	19,614	24,310	18,487	15,106	14,142	11,882	9,805
C000189758 [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,307	32,475	28,132	20,981	17,056	21,128	16,054	13,114	12,272
C000016463 [Member]
Account Value [Line Items]
Accumulated Value		9,425		33,599	29,265	21,931	17,914	22,306	17,037	13,983	13,151	11,100	9,203
C000055501 [Member]
Account Value [Line Items]
Accumulated Value		10,000		33,079	29,025	21,912	18,038	22,623	17,414	14,398	13,638	11,600	9,689
C000016465 [Member]
Account Value [Line Items]
Accumulated Value		10,000		34,775	30,366	22,811	18,676	23,326	17,857	14,690	13,854	11,720	9,740
C000189759 [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,306	32,337	28,035	20,921	17,008	21,086	16,032	13,101	12,265
C000016466 [Member]
Account Value [Line Items]
Accumulated Value		10,000		27,799	24,726	19,583	17,432	20,384	15,052	14,219	13,262	11,471	9,722
C000016468 [Member]
Account Value [Line Items]
Accumulated Value		10,000		28,358	25,170	19,903	17,678	20,633	15,206	14,332	13,343	11,516	9,742
C000016467 [Member]
Account Value [Line Items]
Accumulated Value		9,425		25,556	22,782	18,091	16,140	18,927	14,009	13,270	12,406	10,758	9,140
C000016469 [Member]
Account Value [Line Items]
Accumulated Value		10,000		25,158	22,594	18,080	16,255	19,200	14,321	13,665	12,871	11,243	9,627
C000016470 [Member]
Account Value [Line Items]
Accumulated Value		10,000		26,451	23,641	18,821	16,834	19,787	14,682	13,942	13,067	11,356	9,676
C000189760 [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,258	25,259	22,420	17,723	15,742	18,378	13,541	12,767	11,883
C000016471 [Member]
Account Value [Line Items]
Accumulated Value		10,000		31,540	19,652	16,644	15,711	19,477	21,241	15,051	13,231	12,722	16,172
C000055503 [Member]
Account Value [Line Items]
Accumulated Value		10,000		32,188	20,015	16,908	15,923	19,707	21,443	15,171	13,313	12,776	16,207
C000016472 [Member]
Account Value [Line Items]
Accumulated Value		9,425		29,011	18,130	15,392	14,547	18,087	19,770	14,049	12,370	11,943	15,205
C000055505 [Member]
Account Value [Line Items]
Accumulated Value		10,000		28,573	17,992	15,378	14,669	18,366	20,223	14,475	12,857	12,489	16,020
C000055506 [Member]
Account Value [Line Items]
Accumulated Value		10,000		30,021	18,800	15,997	15,179	18,901	20,721	14,754	13,031	12,608	16,088
C000016484 [Member]
Account Value [Line Items]
Accumulated Value		10,000		17,106	16,327	14,711	13,051	17,046	10,623	11,571	12,531	11,072	9,137
C000016486 [Member]
Account Value [Line Items]
Accumulated Value		10,000		17,444	16,611	14,948	13,236	17,250	10,726	11,655	12,600	11,110	9,150
C000016485 [Member]
Account Value [Line Items]
Accumulated Value		9,425		15,733	15,041	13,590	12,094	15,832	9,886	10,791	11,717	10,378	8,587
C000088007 [Member]
Account Value [Line Items]
Accumulated Value		10,000		15,488	14,913	13,577	12,174	16,047	10,101	11,110	12,156	10,852	9,042
C000016487 [Member]
Account Value [Line Items]
Accumulated Value		10,000		16,281	15,604	14,140	12,609	16,549	10,360	11,334	12,340	10,963	9,090
C000189764 [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,148	15,928	15,168	13,642	12,081	15,743	9,792	10,640	11,502
C000016488 [Member]
Account Value [Line Items]
Accumulated Value		10,000		20,505	16,531	15,094	15,831	15,079	13,004	14,195	12,645	12,653	12,576
Russell 1000 [Member]
Account Value [Line Items]
Accumulated Value		10,000		35,016	30,274	24,438	20,474	23,543	16,455	15,310	13,916	12,149	10,293
Russell 1000 (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,324	29,754	25,724	20,766	17,397	20,005	13,982	13,009	11,824
S&P 500 [Member]
Account Value [Line Items]
Accumulated Value		10,000		35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399
S&P 500 (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,326	30,267	26,282	21,100	17,643	19,739	14,020	13,041	11,811
MSCI World [Member]
Account Value [Line Items]
Accumulated Value		10,000		27,533	23,683	19,704	16,626	19,409	13,959	13,573	12,765	11,491	9,722
Russell 3000 [Member]
Account Value [Line Items]
Accumulated Value		10,000		33,822	29,335	23,825	20,029	23,253	16,130	15,141	13,893	12,104	10,214
Russell 3000 (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,328	28,860	25,031	20,330	17,091	19,842	13,763	12,920	11,855
Russell 1000 Value [Member]
Account Value [Line Items]
Accumulated Value		10,000		24,083	21,181	18,735	16,797	18,026	12,546	13,762	12,688	11,884	10,286
Russell 1000 Value (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,147	20,565	18,087	15,998	14,343	15,393	10,713	11,751	10,834
Russell 1000 Growth [Member]
Account Value [Line Items]
Accumulated Value		10,000		48,118	41,051	30,754	24,195	29,787	20,904	16,956	15,199	12,406	10,302
Russell 1000 Growth (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,489	40,683	34,707	26,001	20,456	25,184	17,674	14,336	12,850
NYSE Arca Gold Miners [Member]
Account Value [Line Items]
Accumulated Value		10,000		34,631	22,278	19,141	17,116	20,600	21,884	15,141	13,053	12,732	15,832
Russell 2000 [Member]
Account Value [Line Items]
Accumulated Value		10,000		19,898	18,479	16,790	14,951	19,987	12,335	13,211	13,663	11,621	9,327
Russell 2000 (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,385	17,782	16,514	15,005	13,360	17,861	11,024	11,806	12,210
S&P 500 Utilities [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 27,526	$ 22,307	$ 20,689	$ 21,479	$ 18,792	$ 16,232	$ 16,582	$ 13,931	$ 13,471	$ 13,147